Select Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Corporate Bonds (26.0%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.3%)
Corp Nacional del Cobre de Chile 6.330%, 1/13/35 144A	1,295,000	1,381
Gerdau Trade, Inc. 5.750%, 6/9/35	1,522,000	1,577
Glencore Funding LLC
5.634%, 4/4/34 144A	1,111,000	1,156
5.673%, 4/1/35 144A	2,592,000	2,694
6.141%, 4/1/55 144A	972,000	1,016
Suzano Netherlands BV 5.500%, 1/15/36	1,455,000	1,456

Total		9,280

Communications (1.4%)
Alphabet, Inc.
5.250%, 5/15/55	1,357,000	1,360
5.300%, 5/15/65	1,357,000	1,350
AT&T, Inc.
3.500%, 6/1/41	903,000	722
3.500%, 9/15/53	1,401,000	969
3.550%, 9/15/55	1,399,000	964
3.650%, 9/15/59	884,000	604
3.800%, 12/1/57	1,232,000	878
4.550%, 11/1/32	1,655,000	1,648
4.900%, 11/1/35	1,655,000	1,642
5.550%, 11/1/45	1,324,000	1,311
5.700%, 11/1/54	1,324,000	1,309
Charter Communications Operating LLC I Charter Communications Operating Capital Corp.
3.500%, 6/1/41	486,000	355
3.500%, 3/1/42	2,373,000	1,709
3.900%, 6/1/52	689,000	467
5.250%, 4/1/53	1,161,000	970
5.500%, 4/1/63	494,000	414
5.850%, 12/1/35	1,798,000	1,815
6.700%, 12/1/55	1,758,000	1,779
Comcast Corp.
2.987%, 11/1/63	1,057,000	604
4.049%, 11/1/52	911,000	698
5.350%, 5/15/53	757,000	710
Meta Platforms, Inc.
5.400%, 8/15/54	546,000	539
5.550%, 8/15/64	2,622,000	2,603
Netflix, Inc. 5.400%, 8/15/54	1,209,000	1,218
T-Mobile USA, Inc.
5.300%, 5/15/35	1,948,000	1,995
5.875%, 11/15/55	989,000	1,010
Uber Technologies, Inc.
4.150%, 1/15/31	2,482,000	2,459
4.800%, 9/15/34	2,426,000	2,431
4.800%, 9/15/35	1,655,000	1,640
5.350%, 9/15/54	1,138,000	1,104
Verizon Communications, Inc. 2.987%, 10/30/56	1,416,000	873

Corporate Bonds (26.0%)	Shares/ Par +	Value $ (000’s)
Communications continued
5.250%, 4/2/35	2,473,000	2,515

Total		40,665

Consumer, Cyclical (1.7%)
BMW US Capital LLC 5.200%, 8/11/35 144A	1,652,000	1,670
Delta Air Lines, Inc.
4.950%, 7/10/28	3,835,000	3,882
5.250%, 7/10/30	4,314,000	4,401
Delta Air Lines, lnc./SkyMiles IP, Ltd. 4.750%, 10/20/28 144A	3,102,000	3,119
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	1,816,000	1,352
Ford Motor Credit Co. LLC 2.900%, 2/10/29	6,185,000	5,731
General Motors Financial Co., Inc. 2.700%, 6/10/31	3,590,000	3,209
Gildan Activewear, Inc. 5.400%, 10/7/35 144A	484,000	484
The Home Depot, Inc.
3.625%, 4/15/52	919,000	688
4.850%, 6/25/31	422,000	435
Hyundai Capital America
4.500%, 9/18/30 144A	1,241,000	1,235
5.150%, 3/27/30 144A	1,403,000	1,432
Lowe’s Companies, Inc.
3.500%, 4/1/51	1,142,000	811
4.250%, 3/15/31	2,212,000	2,198
4.250%, 4/1/52	2,103,000	1,698
4.850%, 10/15/35	2,059,000	2,042
Marriott International, Inc. 5.250%, 10/15/35	2,871,000	2,897
McDonald’s Corp. 6.300%, 3/1/38	1,441,000	1,591
Toyota Motor Credit Corp. 4.650%, 9/3/32	2,893,000	2,913
Walmart, Inc.
4.350%, 4/28/30	3,355,000	3,410
4.900%, 4/28/35	4,392,000	4,518

Total		49,716

Consumer, Non-cyclical (4.0%)
AbbVie, Inc.
3.200%, 11/21/29	3,514,000	3,390
4.050%, 11/21/39	998,000	893
4.250%, 11/21/49	3,467,000	2,921
4.500%, 5/14/35	146,000	143
4.550%, 3/15/35	413,000	407
4.800%, 3/15/27	2,383,000	2,410
4.875%, 3/15/30	1,917,000	1,973
4.950%, 3/15/31	1,430,000	1,478
5.050%, 3/15/34	2,383,000	2,452
5.200%, 3/15/35	2,226,000	2,304
5.600%, 3/15/55	220,000	225
Alcon Finance Corp. 5.375%, 12/6/32 144A	2,809,000	2,929

Select Bond Portfolio

Corporate Bonds (26.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Altria Group, Inc. 3.875%, 9/16/46	1,303,000	999
Amgen, Inc.
5.600%, 3/2/43	1,374,000	1,392
5.650%, 3/2/53	434,000	433
Anheuser-Busch Cos. LLC I Anheuser-Busch lnBev Worldwide, Inc. 4.700%, 2/1/36	4,955,000	4,892
Anheuser- Busch lnBev Worldwide, Inc. 5.450%, 1/23/39	962,000	994
BAT Capital Corp.
4.540%, 8/15/47	1,996,000	1,674
6.250%, 8/15/55	1,414,000	1,479
7.081%, 8/2/53	522,000	598
Bunge, Ltd. Finance Corp. 5.150%, 8/4/35	2,476,000	2,505
CVS Health Corp.
4.780%, 3/25/38	1,045,000	979
5.050%, 3/25/48	4,218,000	3,753
5.550%, 6/1/31	1,890,000	1,977
5.700%, 6/1/34	1,941,000	2,026
Eli Lilly & Co.
4.200%, 8/14/29	2,995,000	3,016
4.250%, 3/15/31	2,884,000	2,888
4.600%, 8/14/34	2,467,000	2,476
4.700%, 2/9/34	1,893,000	1,914
4.900%, 2/12/32	724,000	748
5.050%, 8/14/54	231,000	220
5.100%, 2/12/35	1,029,000	1,064
5.100%, 2/9/64	951,000	898
5.500%, 2/12/55	1,192,000	1,218
5.550%, 10/15/55	601,000	618
5.600%, 2/12/65	1,315,000	1,346
EMD Finance LLC
4.375%, 10/15/30 144A	2,651,000	2,651
5.000%, 10/15/35 144A	1,870,000	1,871
Gilead Sciences, Inc. 4.000%, 9/1/36	963,000	896
HCA, Inc.
5.250%, 6/15/49	1,225,000	1,122
5.500%, 3/1/32	3,264,000	3,401
5.900%, 6/1/53	714,000	705
6.200%, 3/1/55	1,925,000	1,987
Imperial Brands Finance PLC 5.625%, 7/1/35 144A	1,914,000	1,952
JBS USA Holding LUX SARL / JBS Foods Group Holdings, Inc. I JBS USA Food Co. 6.375%, 4/15/66 144A	495,000	509
JBS USA Holding LUX SARL / JBS USA Food Co. JBS LUX Co. SARL
3.000%, 5/15/32	1,861,000	1,665
3.625%, 1/15/32	2,504,000	2,334
5.750%, 4/1/33	617,000	644
6.500%, 12/1/52	1,299,000	1,369
7.250%, 11/15/53	1,988,000	2,280
Merck & Co., Inc. 2.350%, 6/24/40	799,000	574
PepsiCo, Inc.
4.100%, 1/15/29	2,407,000	2,416
4.300%, 7/23/30	1,334,000	1,342

Corporate Bonds (26.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Philip Morris International, Inc.
4.125%, 4/28/28	4,172,000	4,180
4.375%, 4/30/30	3,532,000	3,548
4.875%, 4/30/35	3,744,000	3,746
5.000%, 11/17/25	1,996,000	1,997
UnitedHealth Group, Inc.
3.050%, 5/15/41	442,000	336
5.500%, 7/15/44	1,152,000	1,154
5.625%, 7/15/54	3,076,000	3,059
5.875%, 2/15/53	2,426,000	2,494
Verisk Analytics, Inc.
4.500%, 8/15/30	1,652,000	1,657
5.125%, 2/15/36	1,845,000	1,862

Total		113,383

Energy (1.1%)
Aker BP ASA
5.125%, 10/1/34 144A	1,373,000	1,350
5.800%, 10/1/54 144A	442,000	410
Chevron USA, Inc. 4.300%, 10/15/30	1,722,000	1,731
Devon Energy Corp. 5.750%, 9/15/54	1,581,000	1,466
Diamondback Energy, Inc.
5.150%, 1/30/30	1,779,000	1,832
5.200%, 4/18/27	953,000	967
5.750%, 4/18/54	614,000	591
5.900%, 4/18/64	479,000	461
Energy Transfer LP
5.250%, 7/1/29	2,403,000	2,473
5.300%, 4/15/47	962,000	869
5.700%, 4/1/35	2,808,000	2,899
5.950%, 5/15/54	3,868,000	3,746
6.000%, 2/1/29 144A	1,744,000	1,769
6.050%, 9/1/54	963,000	946
Equinor ASA 5.125%, 6/3/35	824,000	849
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 3/31/34 144A	1,540,316	1,398
2.625%, 3/31/36 144A	1,280,000	1,127
Kinder Morgan, Inc. 5.150%, 6/1/30	1,643,000	1,695
ONEOK, Inc.
5.050%, 11/1/34	495,000	488
5.700%, 11/1/54	2,060,000	1,945
5.850%, 11/1/64	383,000	366
6.250%, 10/15/55	1,239,000	1,258
Petroleos Mexicanos 2.460%, 12/15/25	320,950	318
Saudi Arabian Oil Co. 6.375%, 6/2/55 144A	554,000	591
TotalEnergies Capital SA
5.425%, 9/10/64	494,000	476
5.638%, 4/5/64	475,000	473

Total		32,494

Financial (9.4%)
Agree LP
2.000%, 6/15/28	1,469,000	1,386
2.600%, 6/15/33	401,000	343
4.800%, 10/1/32	883,000	889

Select Bond Portfolio

Corporate Bonds (26.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
5.600%, 6/15/35	1,439,000	1,500
American Express Co.
4.351%, (US SOFR plus 0.810%), 7/20/29 α	3,855,000	3,878
4.731%, (US SOFR plus 1.260%), 4/25/29 α	3,104,000	3,153
4.918%, (US SOFR plus 1.220%), 7/20/33 α	2,825,000	2,874
5.016%, (US SOFR plus 1.440%), 4/25/31 α	3,331,000	3,425
5.085%, (US SOFR Index plus 1.020%), 1/30/31 α	1,302,000	1,342
5.442%, (US SOFR Index plus 1.320%), 1/30/36 α	1,704,000	1,772
5.667%, (US SOFR plus 1.790%), 4/25/36 α	1,248,000	1,319
American Homes 4 Rent LP
3.625%, 4/15/32	1,622,000	1,518
4.300%, 4/15/52	727,000	583
4.950%, 6/15/30	1,238,000	1,261
5.500%, 7/15/34	660,000	680
Ares Management Corp. 5.600%, 10/11/54	1,434,000	1,387
Athene Global Funding 5.543%, 8/22/35 144A	1,476,000	1,496
Bank of America Corp.
1.734%, (US SOFR plus 0.960%), 7/22/27 α	5,981,000	5,862
1.922%, (US SOFR plus 1.370%), 10/24/31 α	830,000	737
2.496%, (US SOFR 3 Month plus 0.990%), 2/13/31 α	1,871,000	1,732
The Bank of New York Mellon Corp. 4.942%, (US SOFR plus 0.887%), 2/11/31 α	2,707,000	2,780
Barclays PLC
4.476%, (US SOFR plus 1.080%), 11/11/29 α	2,898,000	2,903
5.785%, (US SOFR plus 1.590%), 2/25/36 α	1,639,000	1,710
BPCE SA
5.389%, (US SOFR plus 1.581%), 5/28/31 144A α	1,087,000	1,115
6.027%, (US SOFR plus 1.956%), 5/28/36 144A α	1,590,000	1,674
Brixmor Operating Partnership LP
2.500%, 8/16/31	1,551,000	1,377
4.850%, 2/15/33	679,000	678
Brookfield Asset Management, Ltd. 6.077%, 9/15/55	969,000	1,005
Brookfield Finance, Inc. 5.330%, 1/15/36	2,051,000	2,062
CaixaBank SA
4.634%, (US SOFR plus 1.140%), 7/3/29 144A α	3,123,000	3,145
4.885%, (US SOFR plus 1.360%), 7/3/31 144A α	3,123,000	3,155
5.581%, (US SOFR plus 1.790%), 7/3/36 144A α	1,880,000	1,926
Canadian Imperial Bank of Commerce
4.243%, (US SOFR Index plus 0.600%), 9/8/28 α	2,908,000	2,913
4.580%, (US SOFR Index plus 1.170%), 9/8/31 α	3,113,000	3,123
Capital One Financial Corp. 6.051%, (US SOFR plus 2.260%), 2/1/35 α	3,684,000	3,911
CBRE Services, Inc. 5.500%, 6/15/35	1,247,000	1,284

Corporate Bonds (26.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
Citigroup, Inc.
4.503%, (US SOFR plus 1.171%), 9/11/31 α	3,560,000	3,562
4.542%, (US SOFR plus 1.338%), 9/19/30 α	1,553,000	1,560
4.786%, (US SOFR plus 0.870%), 3/4/29 α	3,353,000	3,396
4.952%, (US SOFR plus 1.463%), 5/7/31 α	2,478,000	2,525
5.174%, (US SOFR plus 1.488%), 9/11/36 α	2,316,000	2,340
5.333%, (US SOFR plus 1.465%), 3/27/36 α	3,379,000	3,454
5.612%, (US SOFR plus 1.746%), 3/4/56 α	2,302,000	2,324
5.827%, (US SOFR plus 2.056%), 2/13/35 α	1,046,000	1,085
6.020%, (US SOFR plus 1.830%), 1/24/36 α	2,892,000	3,030
Commonwealth Bank of Australia 4.150%, 10/1/30	1,836,000	1,835
Credit Agricole SA 4.818%, (US SOFR plus 1.360%), 9/25/33 144A α	2,722,000	2,705
Crown Castle, Inc. 2.100%, 4/1/31	68,000	60
Deutsche Bank AG 4.950%, (US SOFR plus 1.300%), 8/4/31 α	1,670,000	1,686
Essex Portfolio LP
2.550%, 6/15/31	837,000	749
5.500%, 4/1/34	987,000	1,025
FS KKR Capital Corp. 6.125%, 1/15/30	2,707,000	2,695
The Goldman Sachs Group, Inc.
4.692%, (US SOFR plus 1.135%), 10/23/30 α	2,867,000	2,904
5.049%, (US SOFR plus 1.210%), 7/23/30 α	1,480,000	1,517
5.207%, (US SOFR plus 1.078%), 1/28/31 α	3,786,000	3,908
5.218%, (US SOFR plus 1.580%), 4/23/31 α	4,861,000	5,027
5.330%, (US SOFR plus 1.550%), 7/23/35 α	2,944,000	3,031
5.734%, (US SOFR plus 1.696%), 1/28/56 α	1,349,000	1,399
Guardian Life Global Funding 4.327%, 10/6/30 144A	2,060,000	2,061
Invitation Homes Operating Partnership LP
2.000%, 8/15/31	280,000	242
4.150%, 4/15/32	1,614,000	1,560
4.875%, 2/1/35	1,433,000	1,415
4.950%, 1/15/33	1,641,000	1,649
JPMorgan Chase & Co.
2.522%, (US SOFR plus 2.040%), 4/22/31 α	1,463,000	1,357
5.576%, (US SOFR plus 1.635%), 7/23/36 α	2,068,000	2,144
Kimco Realty OP LLC
4.850%, 3/1/35	1,291,000	1,283
5.300%, 2/1/36	1,484,000	1,517
Mitsubishi UFJ Financial Group, Inc.
4.527%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.800%), 9/12/31 α	2,709,000	2,719
5.188%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 0.930%), 9/12/36 α	2,726,000	2,770
Morgan Stanley
4.994%, (US SOFR plus 1.380%), 4/12/29 α	4,866,000	4,963
5.042%, (US SOFR plus 1.215%), 7/19/30 α	4,414,000	4,524
5.192%, (US SOFR plus 1.510%), 4/17/31 α	778,000	803
5.230%, (US SOFR plus 1.108%), 1/15/31 α	4,743,000	4,895
5.449%, (US SOFR plus 1.630%), 7/20/29 α	1,865,000	1,927
5.831%, (US SOFR plus 1.580%), 4/19/35 α	4,357,000	4,645

Select Bond Portfolio

Corporate Bonds (26.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
Morgan Stanley Private Bank NA
4.466%, (US SOFR plus 0.770%), 7/6/28 α	2,927,000	2,943
4.734%, (US SOFR plus 1.080%), 7/18/31 α	8,720,000	8,850
Nationwide Building Society
4.351%, 9/30/30 144A	2,695,000	2,685
5.537%, (US SOFR plus 1.650%), 7/14/36 144A α	1,539,000	1,583
Nomura Holdings, Inc. 4.904%, 7/1/30	3,123,000	3,167
Oaktree Specialty Lending Corp. 6.340%, 2/27/30	1,629,000	1,636
PNC Bank NA 4.429%, (US SOFR plus 0.727%), 7/21/28 α	3,869,000	3,889
The PNC Financial Services Group, Inc.
4.812%, (US SOFR plus 1.259%), 10/21/32 α	2,198,000	2,228
5.373%, (US SOFR plus 1.417%), 7/21/36 α	1,240,000	1,276
Realty Income Corp.
2.100%, 3/15/28	910,000	868
2.850%, 12/15/32	1,174,000	1,048
3.400%, 1/15/30	972,000	941
3.950%, 2/1/29	1,449,000	1,442
4.500%, 2/1/33	1,235,000	1,222
4.900%, 7/15/33	1,397,000	1,416
Regency Centers LP
2.950%, 9/15/29	2,221,000	2,121
5.000%, 7/15/32	1,403,000	1,435
5.250%, 1/15/34	1,904,000	1,957
Royal Bank of Canada 4.696%, (US SOFR plus 1.060%), 8/6/31 α	3,307,000	3,350
Societe Generale SA
5.439%, (US SOFR plus 1.730%), 10/3/36 144A α	2,899,000	2,891
7.132%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.950%), 1/19/55 144A α	2,386,000	2,549
State Street Corp. 4.729%, 2/28/30	3,833,000	3,916
Store Capital LLC
2.700%, 12/1/31	564,000	494
2.750%, 11/18/30	1,434,000	1,304
Sumitomo Life Insurance Co. 5.875%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 2.651%), 9/10/55 144A α	3,219,000	3,277
Sumitomo Mitsui Financial Group, Inc.
4.660%, (US SOFR plus 1.190%), 7/8/31 α	1,710,000	1,729
4.954%, (US SOFR plus 1.380%), 7/8/33 α	1,710,000	1,740
Sumitomo Mitsui Trust Bank, Ltd. 4.350%, 9/11/30 144A	1,844,000	1,849
Sumitomo Mitsui Trust Group, Inc. 5.416%, (US SOFR plus 1.650%), 9/11/36 144A α	2,387,000	2,414
Sun Communities Operating LP 4.200%, 4/15/32	1,781,000	1,725
Synchrony Financial 6.000%, (US SOFR plus 2.070%), 7/29/36 α	1,443,000	1,476
Truist Bank 4.420%, (US SOFR plus 0.770%), 7/24/28 α	3,870,000	3,887

Corporate Bonds (26.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
UBS Group AG
4.151%, (US SOFR plus 0.840%), 12/23/29 144A α	3,353,000	3,345
4.398%, (US SOFR plus 1.060%), 9/23/31 144A α	3,326,000	3,315
5.010%, (US SOFR plus 1.340%), 3/23/37 144A α	5,204,000	5,179
Wells Fargo & Co.
4.078%, (US SOFR plus 0.880%), 9/15/29 α	2,670,000	2,662
4.892%, (US SOFR plus 1.340%), 9/15/36 α	1,655,000	1,652
4.900%, (US SOFR plus 0.780%), 1/24/28 α	2,063,000	2,082
4.970%, (US SOFR plus 1.370%), 4/23/29 α	4,930,000	5,024
5.150%, (US SOFR plus 1.500%), 4/23/31 α	1,622,000	1,673
5.211%, (US SOFR plus 1.380%), 12/3/35 α	1,534,000	1,567
5.574%, (US SOFR plus 1.740%), 7/25/29 α	938,000	972
5.707%, (US SOFR plus 1.070%), 4/22/28 α	1,492,000	1,527
6.303%, (US SOFR plus 1.790%), 10/23/29 α	955,000	1,011

Total		267,506

Industrial (2.1%)
The Boeing Co.
5.805%, 5/1/50	1,662,000	1,660
6.858%, 5/1/54	993,000	1,133
Carlisle Cos., Inc.
5.250%, 9/15/35	1,231,000	1,246
5.550%, 9/15/40	492,000	498
Caterpillar Financial Services Corp.
4.375%, 8/16/29	1,075,000	1,090
5.000%, 5/14/27	2,866,000	2,916
Caterpillar, Inc. 5.200%, 5/15/35	3,134,000	3,242
CRH SMW Finance DAC 5.125%, 1/9/30	378,000	389
Crowley Conro LLC 4.181%, 8/15/43	1,098,475	1,005
Deere & Co.
5.450%, 1/16/35	4,014,000	4,225
5.700%, 1/19/55	1,990,000	2,093
Eaton Capital ULC 4.450%, 5/9/30	1,276,000	1,289
Embraer Netherlands Finance BV
5.400%, 1/9/38	1,452,000	1,446
5.980%, 2/11/35	2,485,000	2,636
General Electric Co.
4.300%, 7/29/30	2,894,000	2,911
4.900%, 1/29/36	2,631,000	2,668
Howmet Aerospace, Inc. 4.850%, 10/15/31	1,276,000	1,309
John Deere Capital Corp.
4.150%, 9/15/27	1,879,000	1,888
4.500%, 1/8/27	2,369,000	2,388
4.650%, 1/7/28	1,668,000	1,695
4.850%, 6/11/29	311,000	319
5.150%, 9/8/26	1,753,000	1,775
Norfolk Southern Corp. 5.100%, 5/1/35	1,654,000	1,689
Northrop Grumman Corp.
4.650%, 7/15/30	1,367,000	1,390
5.250%, 7/15/35	1,269,000	1,314

Select Bond Portfolio

Corporate Bonds (26.0%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Siemens Funding BV
4.350%, 5/26/28 144A	3,119,000	3,150
4.600%, 5/28/30 144A	2,081,000	2,118
4.900%, 5/28/32 144A	2,508,000	2,573
5.200%, 5/28/35 144A	2,508,000	2,600
5.800%, 5/28/55 144A	1,272,000	1,365
Union Pacific Corp. 5.600%, 12/1/54	744,000	756
United Parcel Service, Inc. 6.050%, 5/14/65	1,897,000	1,986

Total		58,762

Technology (2.9%)
Accenture Capital, Inc.
4.250%, 10/4/31	3,821,000	3,815
4.500%, 10/4/34	2,101,000	2,072
Apple, Inc.
2.375%, 2/8/41	685,000	492
2.650%, 5/11/50	746,000	478
2.650%, 2/8/51	576,000	368
3.950%, 8/8/52	1,803,000	1,464
4.000%, 5/12/28	1,441,000	1,451
4.200%, 5/12/30	2,477,000	2,504
Autodesk, Inc.
2.400%, 12/15/31	116,000	103
5.300%, 6/15/35	1,237,000	1,271
Broadcom, Inc.
4.150%, 2/15/28	2,344,000	2,350
4.550%, 2/15/32	2,388,000	2,405
4.600%, 7/15/30	3,112,000	3,159
4.800%, 10/15/34	3,344,000	3,367
4.900%, 7/15/32	1,941,000	1,986
4.926%, 5/15/37 144A	1,346,000	1,342
5.050%, 7/12/29	3,436,000	3,539
5.150%, 11/15/31	3,196,000	3,321
5.200%, 7/15/35	1,031,000	1,063
Cadence Design Systems, Inc.
4.200%, 9/10/27	1,780,000	1,787
4.300%, 9/10/29	4,944,000	4,975
4.700%, 9/10/34	4,561,000	4,554
Foundry JV Holdco LLC
5.500%, 1/25/31 144A	686,000	712
5.900%, 1/25/33 144A	793,000	836
6.300%, 1/25/39 144A	627,000	674
Hewlett Packard Enterprise Co. 5.600%, 10/15/54	1,023,000	978
Intel Corp.
2.800%, 8/12/41	809,000	566
3.250%, 11/15/49	474,000	315
5.625%, 2/10/43	540,000	530
5.900%, 2/10/63	709,000	691
Oracle Corp.
4.000%, 7/15/46	1,635,000	1,274
4.450%, 9/26/30	2,028,000	2,027
4.800%, 9/26/32	2,028,000	2,030
5.200%, 9/26/35	2,029,000	2,040
5.375%, 9/27/54	1,231,000	1,131
5.550%, 2/6/53	1,018,000	963
5.875%, 9/26/45	1,930,000	1,935
5.950%, 9/26/55	1,930,000	1,924
6.000%, 8/3/55	2,847,000	2,858

Corporate Bonds (26.0%)	Shares/ Par +	Value $ (000’s)
Technology continued
6.100%, 9/26/65	1,930,000	1,926
Synopsys, Inc.
4.650%, 4/1/28	1,437,000	1,453
4.850%, 4/1/30	2,055,000	2,093
5.000%, 4/1/32	1,644,000	1,680
5.150%, 4/1/35	1,448,000	1,473
5.700%, 4/1/55	1,156,000	1,167
Texas Instruments, Inc.
5.000%, 3/14/53	1,125,000	1,059
5.150%, 2/8/54	951,000	917

Total		81,118

Utilities (3.1%)
Alabama Power Co. 5.100%, 4/2/35	1,333,000	1,362
American Transmission Systems, Inc. 2.650%, 1/15/32 144A	586,000	526
Arizona Public Service Co. 5.900%, 8/15/55	1,641,000	1,680
Baltimore Gas & Electric Co.
2.250%, 6/15/31	1,257,000	1,125
5.450%, 6/1/35	1,650,000	1,714
CenterPoint Energy Houston Electric LLC
3.600%, 3/1/52	928,000	689
4.950%, 8/15/35	1,981,000	1,974
Chile Electricity Lux MPC II SARL
5.580%, 10/20/35 144A	1,202,331	1,242
5.672%, 10/20/35 144A	2,285,000	2,355
Consolidated Edison Co. of New York, Inc.
3.200%, 12/1/51	282,000	191
3.700%, 11/15/59	479,000	343
Consumers Energy Co.
4.500%, 1/15/31	2,466,000	2,491
5.050%, 5/15/35	1,823,000	1,855
DTE Electric Co.
2.950%, 3/1/50	1,467,000	989
3.650%, 3/1/52	672,000	503
5.250%, 5/15/35	864,000	889
Duke Energy Carolinas LLC
2.550%, 4/15/31	573,000	525
2.850%, 3/15/32	1,561,000	1,423
3.550%, 3/15/52	1,137,000	837
5.250%, 3/15/35	1,370,000	1,418
5.350%, 1/15/53	1,101,000	1,080
Duke Energy Corp.
3.500%, 6/15/51	779,000	549
4.950%, 9/15/35	2,911,000	2,892
Duke Energy Florida LLC 2.400%, 12/15/31	1,252,000	1,125
Duke Energy Progress LLC
2.500%, 8/15/50	1,268,000	760
3.700%, 10/15/46	286,000	221
Entergy Arkansas LLC
2.650%, 6/15/51	1,132,000	685
5.150%, 1/15/33	1,885,000	1,949
Entergy Mississippi LLC 5.800%, 4/15/55	1,229,000	1,259
Exelon Corp. 5.875%, 3/15/55	1,892,000	1,925
FirstEnergy Pennsylvania Electric Co. 3.250%, 3/15/28 144A	1,224,000	1,194

Select Bond Portfolio

Corporate Bonds (26.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
4.300%, 1/15/29 144A	1,477,000	1,479
5.200%, 4/1/28 144A	967,000	989
Georgia Power Co.
4.000%, 10/1/28	2,211,000	2,211
4.850%, 3/15/31	893,000	917
5.200%, 3/15/35	493,000	505
Jersey Central Power & Light Co.
2.750%, 3/1/32 144A	1,381,000	1,235
4.150%, 1/15/29 144A	1,334,000	1,332
4.400%, 1/15/31 144A	2,223,000	2,215
5.100%, 1/15/35	1,118,000	1,133
MidAmerican Energy Co.
2.700%, 8/1/52	1,089,000	685
Mississippi Power Co.
3.100%, 7/30/51	1,507,000	1,017
4.250%, 3/15/42	639,000	557
Northern States Power Co.
5.050%, 5/15/35	2,056,000	2,097
5.400%, 3/15/54	760,000	753
5.650%, 6/15/54	825,000	851
NRG Energy, Inc.
4.734%, 10/15/30 144A	1,932,000	1,931
5.407%, 10/15/35 144A	966,000	969
NSTAR Electric Co. 5.400%, 6/1/34	1,451,000	1,510
Ohio Edison Co. 4.950%, 12/15/29 144A	1,237,000	1,264
Oncor Electric Delivery Co. LLC
5.350%, 4/1/35 144A	1,155,000	1,195
5.800%, 4/1/55 144A	1,348,000	1,386
Pacific Gas & Electric Co.
3.500%, 8/1/50	477,000	325
3.950%, 12/1/47	2,914,000	2,178
4.200%, 6/1/41	730,000	598
4.950%, 7/1/50	3,589,000	3,080
5.050%, 10/15/32	2,064,000	2,060
6.100%, 10/15/55	1,323,000	1,321
PECO Energy Co. 2.850%, 9/15/51	1,516,000	974
PPL Capital Funding, Inc. 5.250%, 9/1/34	873,000	893
Public Service Company of Oklahoma 3.150%, 8/15/51	850,000	555
Public Service Electric & Gas Co.
1.900%, 8/15/31	2,159,000	1,893
2.050%, 8/1/50	349,000	189
2.700%, 5/1/50	588,000	372
4.900%, 8/15/35	1,652,000	1,665
5.050%, 3/1/35	1,451,000	1,480
5.500%, 3/1/55	575,000	578
Sempra
6.550%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 2.138%), 4/1/55 α	274,000	280
Southern California Edison Co. 4.125%, 3/1/48	946,000	723
Trans-Allegheny Interstate Line Co. 5.000%, 1/15/31 144A	1,791,000	1,836
Virginia Electric & Power Co. 2.950%, 11/15/51	1,257,000	804

Corporate Bonds (26.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Wisconsin Electric Power Co. 4.150%, 10/15/30	1,786,000	1,778

Total		87,583

Total Corporate Bonds (Cost: $737,844)		740,507

Governments (21.2%)
Governments (21.2%)
Export Finance & Insurance Corp. 4.625%, 10/26/27 144A	3,290,000	3,346
Israel Government International Bond
3.875%, 7/3/50	775,000	557
4.500%, 1/17/33	553,000	539
5.375%, 2/19/30	2,832,000	2,921
5.750%, 3/12/54	2,131,000	2,016
Kuwait International Government Bond
4.016%, 10/9/28 144A	4,438,000	4,438
4.136%, 10/9/30 144A	4,429,000	4,429
4.652%, 10/9/35 144A	2,511,000	2,511
Republic of Paraguay
5.400%, 3/30/50 144A	2,879,000	2,642
United Mexican States
3.500%, 2/12/34	1,750,000	1,520
4.400%, 2/12/52	1,249,000	931
4.600%, 1/23/46	1,349,000	1,080
4.600%, 2/10/48	1,184,000	933
4.750%, 3/22/31	3,380,000	3,350
4.750%, 3/8/44	1,304,000	1,083
5.375%, 3/22/33	5,562,000	5,545
5.625%, 9/22/35	1,322,000	1,316
6.625%, 1/29/38	1,994,000	2,096
US Treasury
1.125%, 8/15/40	15,309,000	9,654
1.375%, 11/15/40	18,590,000	12,129
1.750%, 8/15/41	56,853,000	38,576
1.875%, 2/15/32	253,000	224
2.000%, 11/15/41	65,409,000	45,935
2.250%, 8/15/46	10,114,000	6,748
2.250%, 8/15/49	15,525,000	9,909
2.375%, 2/15/42	19,695,000	14,594
2.500%, 5/15/46	11,064,000	7,780
3.000%, 2/15/48	48,477,000	36,608
3.000%, 8/15/48	21,875,000	16,447
3.000%, 2/15/49	26,112,000	19,551
3.125%, 5/15/48	40,317,000	31,088
3.375%, 9/15/28	31,385,000	31,172
3.500%, 9/30/27	15,825,000	15,791
3.625%, 3/31/30	22,193,000	22,102
3.625%, 9/30/30	91,129,000	90,666
3.750%, 6/30/30	10,315,000	10,319
3.875%, 7/31/30	6,767,000	6,808
3.875%, 9/30/32	3,595,000	3,583
4.000%, 7/31/30	25,182,000	25,466
4.125%, 8/31/30	18,746,000	19,060
4.250%, 8/15/35	19,466,000	19,624
4.625%, 9/30/30	1,466,000	1,524
4.750%, 5/15/55	40,522,000	40,649

Select Bond Portfolio

Governments (21.2%)	Shares/ Par +	Value $ (000’s)
Governments continued
4.875%, 8/15/45	26,406,000	26,996

Total		604,256

Total Governments (Cost: $602,080)		604,256

Municipal Bonds (0.1%)
Municipal Bonds (0.1%)
North Texas Tollway Authority 6.718%, 1/1/49 RB	1,241,000	1,382
The Ohio State University 4.800%, 6/1/11 RB	148,000	126
Port Authority of New York & New Jersey 4.458%, 10/1/62 RB	2,355,000	2,010
The University of Texas System 2.439%, 8/15/49 RB	785,000	491

Total Municipal Bonds (Cost: $5,095)		4,009

Structured Products (52.1%)
Asset Backed Securities (8.3%)
Ally Auto Receivables Trust, Series 2022-3, Class A4 5.070%, 6/15/31	1,172,000	1,178
American Express Credit Account Master Trust Series 2023-4, Class A 5.150%, 9/16/30	4,288,000	4,434
American Express Credit Account Master Trust Series 2025-2, Class A 4.280%, 4/15/30	5,403,000	5,455
American Express Credit Account Master Trust Series 2025-4, Class A 4.300%, 7/15/30	9,498,000	9,600
American Express Credit Account Master Trust Series 2025-5, Class A 4.510%, 7/15/32	5,021,000	5,128
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A3 5.620%, 11/18/27	545,127	547
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3 5.810%, 5/18/28	2,021,497	2,037
AutoNation Finance Trust, Series 2025-1A, Class A3 4.620%, 11/13/29 144A	1,891,000	1,909
BA Credit Card Trust, Series 2025-A1, Class A 4.310%, 5/15/30	5,726,000	5,791
Barclays Dryrock Issuance Trust, Series 2025-1, Class A 3.970%, 7/15/31	4,348,000	4,345
Capital One Multi-Asset Execution Trust, Series 2025-A1, Class A 3.820%, 9/16/30	821,000	821
Capital One Multi-Asset Execution Trust, Series 2025-A2, Class A 4.020%, 9/15/32	963,000	961
Carmax Auto Owner Trust, Series 2025-2, Class A3 4.480%, 3/15/30	4,491,000	4,538
CarMax Auto Owner Trust, Series 2025-3, Class A3 4.350%, 7/15/30	2,628,000	2,649

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
CarMax Auto Owner Trust, Series 2025-3, Class A4 4.470%, 1/15/31	1,793,000	1,817
Chase Auto Owner Trust, Series 2022-AA, Class A4 3.990%, 3/27/28 144A	1,504,000	1,502
Chase Issuance Trust, Series 2024-A2, Class A 4.630%, 1/15/31	3,608,000	3,688
Chase Issuance Trust, Series 2025-A1, Class A 4.160%, 7/15/30	1,317,000	1,325
Citibank Credit Card Issuance Trust, Series 2025-A1, Class A 4.300%, 6/21/30	4,309,000	4,354
College Avenue Student Loans LLC, Series 2017-A, Class A1 5.922%, (US SOFR 1 Month plus 1.765%), 11/26/46 144A	410,554	414
College Avenue Student Loans LLC, Series 2018-A, Class A2 4.130%, 12/26/47 144A	386,768	381
College Avenue Student Loans LLC, Series 2019-A, Class A2 3.280%, 12/28/48 144A	803,800	772
Ford Credit Auto Lease Trust, Series 2024-A, Class A4 5.050%, 6/15/27	1,103,000	1,110
Ford Credit Auto Owner Trust, Series 2022-1, Class A 3.880%, 11/15/34 144A	3,600,000	3,593
Ford Credit Auto Owner Trust, Series 2022-D, Class A4 5.300%, 3/15/28	1,060,000	1,071
Ford Credit Auto Owner Trust, Series 2024-D, Class A3 4.610%, 8/15/29	1,067,000	1,079
Ford Credit Auto Owner Trust, Series 2025-1, Class A 4.860%, 8/15/37 144A ∑	5,717,000	5,865
Ford Credit Auto Owner Trust, Series 2025-2, Class A 4.370%, 2/15/38 144A ∑	3,736,000	3,757
Ford Credit Auto Owner Trust, Series 2025-B, Class A4 3.950%, 7/15/31	3,305,000	3,302
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1 4.300%, 9/15/29 144A	6,050,000	6,077
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1 4.630%, 4/15/30	4,654,000	4,720
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4 5.440%, 8/20/27	955,000	958
GM Financial Revolving Receivables Trust, Series 2024-1, Class A 4.980%, 12/11/36 144A	769,000	789
GM Financial Revolving Receivables Trust, Series 2024-2, Class A 4.520%, 3/11/37 144A	1,506,000	1,525

Select Bond Portfolio

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
GM Financial Revolving Receivables Trust, Series 2025-1, Class A 4.640%, 12/11/37 144A	8,025,000	8,167
GMF Floorplan Owner Revolving Trust, Series 2024-4A, Class A1 4.730%, 11/15/29 144A	3,613,000	3,664
GMF Floorplan Owner Revolving Trust, Series 2025-2A, Class A 4.640%, 3/15/30 144A	4,883,000	4,946
Honda Auto Receivables Owner Trust, Series 2025-3, Class A4 4.100%, 11/21/31	2,586,000	2,594
Hyundai Auto Lease Securitization Trust, Series 2025-B, Class A3 4.530%, 4/17/28 144A	3,749,000	3,782
Hyundai Auto Receivables Trust, Series 2022- A, Class A4 2.350%, 4/17/28	929,235	926
Hyundai Auto Receivables Trust, Series 2023- A, Class A4 4.480%, 7/17/28	2,148,000	2,155
Hyundai Auto Receivables Trust, Series 2023- B, Class A3 5.480%, 4/17/28	836,407	843
Mercedes-Benz Auto Receivables Trust, Series 2022-1, Class A4 5.250%, 2/15/29	2,454,000	2,484
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3 4.780%, 12/17/29	2,096,000	2,124
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A 4.000%, 12/15/59 144A	783,022	778
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	299,072	298
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2 3.130%, 2/15/68 144A	394,873	390
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	1,832,548	1,783
Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2 2.600%, 8/15/68 144A	1,004,692	972
Navient Private Education Refi Loan Trust, Series 2020-EA, Class A 1.690%, 5/15/69 144A	61,405	58
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	1,113,128	1,045
Navient Private Education Refi Loan Trust, Series 2021-BA, Class A 0.940%, 7/15/69 144A	522,944	478
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A 1.060%, 10/15/69 144A	1,847,402	1,684
Navient Private Education Refi Loan Trust, Series 2021-EA, Class A 0.970%, 12/16/69 144A	3,129,121	2,820

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2021-FA, Class A 1.110%, 2/18/70 144A	1,995,448	1,780
Navient Private Education Refi Loan Trust, Series 2021-GA, Class A 1.580%, 4/15/70 144A	509,798	461
Navient Private Education Refi Loan Trust, Series 2022-A, Class A 2.230%, 7/15/70 144A	5,068,630	4,627
Navient Student Loan Trust, Series 2021-3A, Class A1A 1.770%, 8/25/70 144A	2,074,544	1,828
Nelnet Student Loan Trust, Series 2004-4, Class A5 4.762%, (US 90 Day Average SOFR plus 0.422%), 1/25/37	718,773	717
Nelnet Student Loan Trust, Series 2005-1, Class A5 4.712%, (US 90 Day Average SOFR plus 0.372%), 10/25/33	2,416,607	2,399
Nelnet Student Loan Trust, Series 2005-2, Class A5 4.739%, (US 90 Day Average SOFR plus 0.362%), 3/23/37	2,203,259	2,187
Nelnet Student Loan Trust, Series 2005-3, Class A5 4.759%, (US 90 Day Average SOFR plus 0.382%), 12/24/35	1,640,651	1,631
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4 4.450%, 11/15/29	1,459,000	1,466
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4 4.180%, 12/15/28 144A	240,496	240
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3 5.630%, 1/16/29	1,988,130	1,998
Santander Drive Auto Receivables Trust, Series 2025-2, Class A3 4.670%, 8/15/29	2,360,000	2,379
Santander Drive Auto Receivables Trust, Series 2025-3, Class A3 4.380%, 1/15/30	2,895,000	2,912
SBNA Auto Lease Trust, Series 2024-C, Class A4 4.420%, 3/20/29 144A	1,391,000	1,397
SBNA Auto Receivables Trust, Series 2024-A, Class A3 5.320%, 12/15/28 144A	936,994	941
SBNA Auto Receivables Trust, Series 2024-A, Class A4 5.210%, 4/16/29 144A	636,000	642
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A3 4.950%, 5/21/29 144A	2,954,083	2,974
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A4 4.940%, 1/21/31 144A	557,000	566
SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3 5.330%, 11/20/29 144A	2,099,000	2,124

Select Bond Portfolio

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A4 4.580%, 5/20/31 144A	1,765,000	1,793
SMB Private Education Loan Trust, Series 2021-A, Class APT1 1.070%, 1/15/53 144A	2,815,057	2,572
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX 1.140%, 2/15/47 144A	1,521,752	1,335
Synchrony Card Funding LLC, Series 2025- A2, Class A 4.490%, 5/15/31	2,933,000	2,968
Synchrony Card Issuance Trust, Series 2025- A1, Class A 4.780%, 2/18/31	3,250,000	3,307
T-Mobile US Trust, Series 2024-2A, Class A 4.250%, 5/21/29 144A	6,373,000	6,397
T-Mobile US Trust, Series 2025-1A, Class A 4.740%, 11/20/29 144A	2,387,000	2,417
T-Mobile US Trust, Series 2025-2A, Class A 4.340%, 4/22/30 144A	1,987,000	2,001
Toyota Auto Receivables Owner Trust, Series 2022-D, Class A4 5.430%, 4/17/28	1,337,000	1,361
Toyota Auto Receivables Owner Trust, Series 2025-B, Class A3 4.340%, 11/15/29	497,000	501
USB Auto Owner Trust, Series 2025-1A, Class A3 4.490%, 6/17/30 144A	2,155,000	2,176
USB Auto Owner Trust, Series 2025-1A, Class A4 4.620%, 12/16/30 144A	644,000	655
Verizon Master Trust, Series 2023-4, Class A1A 5.160%, 6/20/29	7,176,000	7,231
Verizon Master Trust, Series 2024-7, Class A 4.350%, 8/20/32 144A	4,438,000	4,479
Verizon Master Trust, Series 2025-2, Class A 4.940%, 1/20/33 144A	5,536,000	5,697
Verizon Master Trust, Series 2025-3, Class A1A 4.510%, 3/20/30	5,037,000	5,079
Verizon Master Trust,Series 2025-4, Class A 4.760%, 3/21/33 144A	3,564,000	3,654
Volkswagen Auto Lease Trust, Series 2025-B, Class A3 4.010%, 1/22/29	5,513,000	5,521
Volkswagen Auto Loan Enhanced Trust, Series 2024-1, Class A3 4.630%, 7/20/29	1,375,000	1,391
World Financial Network Credit Card Master Trust, Series 2024-A, Class A 5.470%, 2/17/131	723,000	739
World Omni Auto Receivables Trust, Series 2025-C, Class A4 4.190%, 11/17/31	1,591,000	1,600

Total		235,626

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities (43.8%)
Angel Oak Mortgage Trust, Series 2020-2, Class A1A 2.531%, (AFC), 1/26/65 144A	582,792	554
Angel Oak Mortgage Trust, Series 2020-5, Class A1 1.373%, (AFC), 5/25/65 144A	119,247	115
Angel Oak Mortgage Trust, Series 2021-6, Class A1 1.458%, (AFC), 9/25/66 144A	1,297,604	1,104
BANK, Series 2022-BNK44, Class A5 5.935%, (CSTR), 11/15/55	1,073,000	1,136
BBCMS Mortgage Trust, Series 2018-C2, Class ASB 4.236%, 12/15/51	416,656	417
BBCMS Mortgage Trust, Series 2022-C17, Class A5 4.441%, 9/15/55	2,207,000	2,174
BBCMS Mortgage Trust, Series 2025-5C33, Class A4 5.839%, 3/15/58	2,742,000	2,890
BBCMS Mortgage Trust, Series 2025-5C37, Class A3 5.015%, 9/15/58	1,842,000	1,883
BBCMS Mortgage Trust, Series 2025-C35, Class A5 5.586%, (AFC), 7/15/58	686,000	724
Benchmark Mortgage Trust, Series 2021-B25, Class A4 2.268%, 4/15/54	910,000	827
BMO Mortgage Trust, Series 2025-5C10, Class A3 5.578%, 5/15/58	1,367,000	1,425
BMO Mortgage Trust, Series 2025-C11, Class A5 5.687%, 2/15/58	1,380,000	1,464
BMO Mortgage Trust, Series 2025-C12, Class A5 5.871%, (AFC), 6/15/58	911,000	978
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 2.879%, (AFC), 7/25/49 144A S	417,870	410
BX Commercial Mortgage Trust, Series 2021 - VOLT, Class A 4.965%, (US SOFR 1 Month plus 0.815%), 9/15136 144A	5,877,880	5,860
BX Trust Series 2025-VLT7, Class A 5.850%, (US SOFR 1 Month plus 1700%), 7/15/44 144A	1,737,000	1,741
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1 6.500%, 4/25/35	45,312	46
COLT Mortgage Loan Trust, Series 2021-2, Class A1 0.924%, (AFC), 8/25/66 144A	1,641,749	1,392
COLT Mortgage Loan Trust Series 2021-4, Class A1 1.397%, (AFC), 10/25/66 144A	1,816,106	1,557
Federal Home Loan Mortgage Corp.
2.000%, 6/1/40	5,479,975	4,828
2.000%, 7/1/40	7,870,807	6,931
2.000%, 8/1/40	5,860,457	5,155

Select Bond Portfolio

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
2.000%, 10/1/40	4,945,292	4,344
2.000%, 11/1/40	9,791,395	8,595
2.000%, 3/1/42	2,438,233	2,105
2.000%, 2/1/47	979,664	796
2.000%, 12/1/51	767,696	634
2.500%, 7/1/33	2,929,745	2,886
2.500%, 4/1/37	1,692,168	1,605
2.500%, 4/1/42	918,938	816
2.500%, 5/1/42	3,363,660	2,999
2.500%, 6/1/42	1,199,701	1,069
2.500%, 8/1/43	2,643,985	2,399
2.500%, 6/1/46	3,116,702	2,820
2.500%, 11/1/46	2,140,029	1,857
2.500%, 8/1/50	1,905,434	1,642
2.500%, 10/1/50	1,310,998	1,127
2.500%, 11/1/50	9,801,744	8,409
2.500%, 5/1/51	4,779,349	4,114
2.500%, 7/1/51	2,416,950	2,073
2.500%, 9/1/51	5,552,523	4,779
2.500%, 11/1/51	1,114,029	959
2.500%, 1/1/52	28,962,243	24,878
2.500%, 2/1/52	647,881	553
2.500%, 3/1/52	2,018,498	1,721
2.500%, 4/1/52	3,669,178	3,143
3.000%, 3/1/43	1,042,117	958
3.000%, 4/1/43	4,097,197	3,768
3.000%, 5/1/43	1,276,511	1,175
3.000%, 8/1/43	2,689,374	2,473
3.000%, 2/1/45	3,629,395	3,315
3.000%, 4/1/45	3,969,447	3,649
3.000%, 5/1/45	2,028,321	1,845
3.000%, 1/1/46	1,794,078	1,651
3.000%, 9/1/46	2,753,512	2,491
3.000%, 2/1/47	657,589	606
3.000%, 4/1/47	12,417,570	11,228
3.000%, 11/1/48	5,445,004	4,920
3.000%, 4/1/49	2,286,987	2,067
3.000%, 5/1/49	1,394,721	1,261
3.000%, 11/1/49	1,702,086	1,538
3.000%, 1/1/50	2,841,199	2,567
3.104%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.621%), 2/1/50	1,544,801	1,557
3.951%, (US 30 Day Average SOFR plus 2.140%), 8/1/52	1,656,442	1,618
4.000%, 3/1/50	5,282,018	5,108
4.218%, (US 30 Day Average SOFR plus 2.306%), 5/1/53	4,682,617	4,679
4.500%, 6/1/39	65,326	65
4.500%, 7/1/39	75,179	75
4.611%, (US 30 Day Average SOFR plus 2.352%), 3/1/53	3,104,153	3,088
4.828%, (US 30 Day Average SOFR plus 2.151%), 1/1/55	2,562,764	2,587
4.848%, (US 30 Day Average SOFR plus 2.245%), 6/1/55	8,251,112	8,264
4.895%, (US 30 Day Average SOFR plus 2.325%), 10/1/54	2,203,429	2,222
4.980%, (US 30 Day Average SOFR plus 2.060%), 6/1/55	1,343,047	1,353

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.988%, (US 30 Day Average SOFR plus 2.257%), 2/1/54	974,749	985
5.016%, (US 30 Day Average SOFR plus 2.140%), 6/1/55	1,539,284	1,554
5.069%, (US 30 Day Average SOFR plus 2.060%), 7/1/55	838,189	845
5.104%, (US 30 Day Average SOFR plus 2.194%), 8/1/55	745,089	753
5.106%, (US 30 Day Average SOFR plus 2.161%), 6/1/55	1,316,088	1,327
5.121%, (US 30 Day Average SOFR plus 2.227%), 6/1/55	7,192,505	7,252
5.141%, (US 30 Day Average SOFR plus 2.060%), 7/1/55	1,241,777	1,251
5.198%, (US 30 Day Average SOFR plus 2.203%), 6/1/55	2,166,266	2,189
5.220%, (US 30 Day Average SOFR plus 2.265%), 1/1/55	7,024,640	7,091
5.263%, (US 30 Day Average SOFR plus 2.075%), 7/1/55	3,429,339	3,463
5.303%, (US 30 Day Average SOFR plus 2.075%), 7/1/55	1,390,013	1,407
5.322%, (US 30 Day Average SOFR plus 2.105%), 8/1/55	1,271,405	1,288
5.337%, (US 30 Day Average SOFR plus 2.330%), 8/1/55	1,562,510	1,578
5.431%, (US 30 Day Average SOFR plus 2.330%), 8/1/55	2,010,698	2,028
5.446%, (US 30 Day Average SOFR plus 2.090%), 5/1/55	883,732	895
5.500%, 5/1/55	11,244,227	11,372
5.500%, 7/1/55	5,825,241	5,875
5.612%, (US 30 Day Average SOFR plus 2.330%), 7/1/55	2,378,853	2,403
5.818%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.640%), 11/1/48	885,209	924
6.000%, 9/1/54	16,834,306	17,568
6.000%, 10/1/54	2,927,208	3,055
6.000%, 5/1/55	10,936,449	11,207
6.000%, 6/1/55	4,362,094	4,463
6.500%, 9/1/54	6,482,753	6,850
6.500%, 10/1/54	2,022,290	2,140
6.500%, 11/1/54	507,501	535
Federal Home Loan Mortgage Corp. Stripped, Series 264, Class 30 3.000%, 7/15/42	2,169,705	2,003
Federal Home Loan Mortgage Corp. Stripped, Series 326, Class F2 5.037%, (US 30 Day Average SOFR plus 0.665%), 3/15/44	999,520	996
Federal Home Loan Mortgage Corp., Series 1582, Class M 2.500%, 5/25/49	1,341,205	1,202
Federal Home Loan Mortgage Corp., Series 2439, Class LH 6.000%, 4/15/32	80,006	83
Federal Home Loan Mortgage Corp., Series 3693, Class FC 4.987%, (US 30 Day Average SOFR plus 0.615%), 7/15/40	660,467	656

Select Bond Portfolio

Structured Products (52.1%)	Shares / Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 3919, Class FA 4.987%, (US 30 Day Average SOFR plus 0.615%), 9/15/41	638,019	633
Federal Home Loan Mortgage Corp., Series 3958, Class AF 4.937%, (US 30 Day Average SOFR plus 0.565%), 11/15/41	598,017	592
Federal Home Loan Mortgage Corp., Series 3975, Class FA 4.977%, (US 30 Day Average SOFR plus 0.605%), 12/15/41	551,164	547
Federal Home Loan Mortgage Corp., Series 3990, Class FG 4.937%, (US 30 Day Average SOFR plus 0.565%), 1/15/42	685,572	679
Federal Home Loan Mortgage Corp., Series 4059, Class FP 4.937%, (US 30 Day Average SOFR plus 0.565%), 6/15/42	807,179	799
Federal Home Loan Mortgage Corp., Series 4091, Class BX 3.250%, 10/15/41	1,324,833	1,255
Federal Home Loan Mortgage Corp., Series 4091, Class EX 3.375%, 7/15/42	845,566	799
Federal Home Loan Mortgage Corp., Series 4091, Class FN 4.887%, (US 30 Day Average SOFR plus 0.515%), 8/15/42	787,880	776
Federal Home Loan Mortgage Corp., Series 4091, Class MX 3.250%, 2/15/42	1,004,136	944
Federal Home Loan Mortgage Corp., Series 4160, Class HP 2.500%, 1/15/33	802,666	773
Federal Home Loan Mortgage Corp., Series 4177, Class HB 2.500%, 10/15/42	870,853	786
Federal Home Loan Mortgage Corp., Series 4184, Class FN 4.837%, (US 30 Day Average SOFR plus 0.465%), 3/15/43	457,510	450
Federal Home Loan Mortgage Corp., Series 4205, Class PA 1.750%, 5/15/43	731,040	641
Federal Home Loan Mortgage Corp., Series 4240, Class FA 4.987%, (US 30 Day Average SOFR plus 0.615%), 8/15/43	2,390,657	2,354
Federal Home Loan Mortgage Corp., Series 4281, Class FA 4.887%, (US 30 Day Average SOFR plus 0.515%), 12/15/43	357,597	354
Federal Home Loan Mortgage Corp., Series 4303, Class FA 4.837%, (US 30 Day Average SOFR plus 0.465%), 2/15/44	648,437	639
Federal Home Loan Mortgage Corp., Series 4427, Class CE 3.000%, 2/15/34	185,532	184

Structured Products (52.1%)	Shares / Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4446, Class CP 2.250%, 3/15/45	1,089,833	982
Federal Home Loan Mortgage Corp., Series 4582, Class HA 3.000%, 9/15/45	4,046,370	3,826
Federal Home Loan Mortgage Corp., Series 4587, Class AF 4.837%, (US 30 Day Average SOFR plus 0.465%), 6/15/46	1,127,156	1,119
Federal Home Loan Mortgage Corp., Series 4604, Class FB 4.887%, (US 30 Day Average SOFR plus 0.515%), 8/15/46	2,185,404	2,164
Federal Home Loan Mortgage Corp., Series 4611, Class BF 4.887%, (US 30 Day Average SOFR plus 0.515%), 6/15/41	8,347,143	8,254
Federal Home Loan Mortgage Corp., Series 4620, Class LF 4.887%, (US 30 Day Average SOFR plus 0.515%), 10/15/46	1,178,079	1,168
Federal Home Loan Mortgage Corp., Series 4628, Class KF 4.987%, (US 30 Day Average SOFR plus 0.615%), 1/15/55	1,288,565	1,253
Federal Home Loan Mortgage Corp., Series 4709, Class FA 4.787%, (US 30 Day Average SOFR plus 0.415%), 8/15/47	876,228	864
Federal Home Loan Mortgage Corp., Series 4719, Class LA 3.500%, 9/15/47	1,195,654	1,124
Federal Home Loan Mortgage Corp., Series 4719, Class LM 3.000%, 9/15/47	933,282	850
Federal Home Loan Mortgage Corp., Series 4742, Class PA 3.000%, 10/15/47	1,616,400	1,488
Federal Home Loan Mortgage Corp., Series 4753, Class BD 3.000%, 1/15/48	1,028,169	929
Federal Home Loan Mortgage Corp., Series 4826, Class KF 4.787%, (US 30 Day Average SOFR plus 0.415%), 9/15/48	782,349	763
Federal Home Loan Mortgage Corp., Series 4854, Class FB 4.787%, (US 30 Day Average SOFR plus 0.415%), 1/15/49	2,219,912	2,194
Federal Home Loan Mortgage Corp., Series 4857, Class JA 3.350%, 1/15/49	3,452,962	3,328
Federal Home Loan Mortgage Corp., Series 4880, Class DA 3.000%, 5/15/50	1,546,971	1,438
Federal Home Loan Mortgage Corp., Series 4903, Class NF 4.871%, (US 30 Day Average SOFR plus 0.515%), 8/25/49	718,700	705

Select Bond Portfolio

Structured Products (52.1%)	Shares / Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4927, Class BG 3.000%, 11/25/49	1,629,440	1,507
Federal Home Loan Mortgage Corp., Series 4937, Class MD 2.500%, 10/25/49	1,582,131	1,411
Federal Home Loan Mortgage Corp., Series 4940, Class AG 3.000%, 5/15/40	996,390	949
Federal Home Loan Mortgage Corp., Series 4941, Class GA 2.000%, 12/15/47	919,148	777
Federal Home Loan Mortgage Corp., Series 4954, Class LB 2.500%, 2/25/50	734,207	650
Federal Home Loan Mortgage Corp., Series 4957, Class MY 3.000%, 2/25/50	1,143,000	962
Federal Home Loan Mortgage Corp., Series 4988, Class KF 4.821%, (US 30 Day Average SOFR plus 0.465%), 7/25/50	1,249,391	1,235
Federal Home Loan Mortgage Corp., Series 4993, Class KF 4.921%, (US 30 Day Average SOFR plus 0.565%), 7/25/50	7,374,319	7,133
Federal Home Loan Mortgage Corp., Series 5004, Class FM 4.821%, (US 30 Day Average SOFR plus 0.465%), 8/25/50	1,465,346	1,406
Federal Home Loan Mortgage Corp., Series 5020, Class ET 3.500%, 10/25/50	1,399,408	1,291
Federal Home Loan Mortgage Corp., Series 5058, Class BC 5.000%, 11/25/50	1,039,794	1,031
Federal Home Loan Mortgage Corp., Series 5091, Class AB 1.500%, 3/25/51	2,535,351	2,084
Federal Home Loan Mortgage Corp., Series 5092, Class HE 2.000%, 2/25/51	1,695,793	1,438
Federal Home Loan Mortgage Corp., Series 5116, Class PB 2.250%, 2/25/51	1,735,261	1,525
Federal Home Loan Mortgage Corp., Series 5118, Class CA 1.500%, 10/15/33	1,665,887	1,548
Federal Home Loan Mortgage Corp., Series 5119, Class QF 4.556%, (US 30 Day Average SOFR plus 0 200%), 6/25/51	2,157,065	2,031
Federal Home Loan Mortgage Corp., Series 5178, Class TP 2.500%, 4/25/49	2,287,074	2,045
Federal Home Loan Mortgage Corp., Series 5201, Class CA 2.500%, 7/25/48	1,899,392	1,746
Federal Home Loan Mortgage Corp., Series 5202, Class BH 2.000%, 12/25/47	1,000,038	922

Structured Products (52.1%)	Shares / Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 5202, Class KA 2.500%, 6/25/49	1,498,839	1,352
Federal Home Loan Mortgage Corp., Series 5202, Class TA 2.500%, 12/25/48	2,935,826	2,707
Federal Home Loan Mortgage Corp., Series 5207, Class PA 3.000%, 6/25/51	2,213,127	1,998
Federal Home Loan Mortgage Corp., Series 5210, Class DC 3.000%, 9/25/51	1,506,303	1,415
Federal Home Loan Mortgage Corp., Series 5217, Class CD 2.500%, 7/25/49	1,525,414	1,434
Federal Home Loan Mortgage Corp., Series 5220, Class QK 3.500%, 9/25/50	3,088,250	2,961
Federal Home Loan Mortgage Corp., Series 5228, Class TN 3.500%, 7/25/39	1,278,884	1,235
Federal Home Loan Mortgage Corp., Series 5335, Class FB 5. 187%, (US 30 Day Average SOFR plus 0.815%), 10/15/39	2,836,417	2,844
Federal Home Loan Mortgage Corp., Series 5396, Class HF 5.306%, (US 30 Day Average SOFR plus 0.950%), 4/25/54	3,936,528	3,951
Federal Home Loan Mortgage Corp., Series 5399, Class FB 5.256%, (US 30 Day Average SOFR plus 0.900%), 4/25/54	2,295,368	2,292
Federal Home Loan Mortgage Corp., Series 5410, Class JY 3.000%, 3/15/44	1,782,000	1,561
Federal Home Loan Mortgage Corp., Series 5451, Class FD 4.887%, (US 30 Day Average SOFR plus 05.15%), 1/15/44	1,251,538	1,235
Federal Home Loan Mortgage Corp., Series 5452, Class KY 3.000%, 3/15/44	1,863,000	1,619
Federal Home Loan Mortgage Corp., Series 5529, Class HA 3.000%, 3/15/43	1,021,524	971
Federal National Mortgage Association
2.000%, 6/1/40	1,646,900	1,451
2.000%, 7/1/40	5,549,278	4,885
2.000%, 8/1/40	10,482,511	9,220
2.000%, 9/1/40	6,248,894	5,493
2.000%, 10/1/40	7,939,596	6,975
2.000%, 11/1/40	5,578,031	4,900
2.000%, 12/1/40	11,020,690	9,691
2.000%, 10/1/41	3,600,481	3,136
2.000%, 11/1/41	1,171,943	1,019
2.000%, 4/1/42	1,908,813	1,656
2.000%, 5/1/42	2,723,016	2,351
2.000%, 4/1/46	6,139,634	5,115
2.000%, 1/1/47	1,169,064	967
2.000%, 3/1/47	8,029,030	6,635

Select Bond Portfolio

Structured Products (52.1%)	Shares / Par +	Value $ (000’s)
Mortgage Securities continued
2.500%, 5/1/37	1,854,851	1,755
2.500%,12/1/40	3,392,906	3,055
2.500%, 5/1/41	3,595,996	3,233
2.500%, 8/1/41	1,759,064	1,580
2.500%, 2/1/42	1,935,123	1,726
2.500%, 4/1/42	991,704	874
2.500%, 5/1/42	2,726,212	2,446
2.500%, 6/1/42	2,380,334	2,122
2.500%,11/1/42	1,219,680	1,099
2.500%,12/1/47	4,838,658	4,326
2.500%, 9/1/50	6,192,050	5,320
2.500%,10/1/50	3,244,151	2,793
2.500%,11/1/50	1,197,725	1,027
2.500%, 2/1/51	2,742,258	2,352
2.500%, 5/1/51	1,810,813	1,549
2.500%, 6/1/51	2,812,623	2,410
2.500%,12/1/51	2,477,660	2,122
2.500%, 3/1/52	8,967,148	7,682
2.500%, 5/1/52	1,365,646	1,170
2.754%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.606%), 6/1/50	1,098,660	1,060
3.000%, 8/1/42	1,122,215	1,032
3.000%,11/1/42	1,719,247	1,581
3.000%,1/1/43	1,496,546	1,427
3.000%, 2/1/43	10,334,305	9,443
3.000%, 7/1/43	1,413,533	1,299
3.000%, 9/1/43	1,504,826	1,384
3.000%,12/1/43	1,837,670	1,689
3.000%,1/1/44	2,114,172	1,942
3.000%, 2/1/45	1,079,813	992
3.000%, 3/1/45	4,451,771	4,053
3.000%,10/1/46	3,434,710	3,156
3.000%,11/1/46	5,295,741	4,786
3.000%,12/1/46	7,688,485	6,948
3.000%, 9/1/47	868,703	786
3.000%,12/1/47	1,004,645	911
3.000%,1/1/48	1,950,445	1,792
3.000%, 2/1/48	1,289,681	1,169
3.000%, 4/1/48	7,445,394	6,844
3.000%, 8/1/48	1,559,094	1,412
3.000%,1/1/49	3,308,815	3,023
3.000%,10/1/49	22,795,090	20,956
3.000%, 2/1/50	29,993,140	27,207
3.000%, 5/1/50	6,384,063	5,707
3.000%, 7/1/50	12,501,946	11,297
3.000%, 4/1/52	6,921,299	6,183
3.000%, 7/1/52	1,255,989	1,119
3.000%,10/1/52	8,806,577	7,953
3.000%, 2/1/55	1,008,854	911
3.000%, 7/1/60	12,605,941	11,108
3.500%, 6/1/42	1,174,832	1,121
3.500%,1/1/44	666,918	634
3.935%, (US 30 Day Average SOFR plus 2 120%), 8/1/52	659,591	646
4.000%, 3/1/35	1,126,332	1,123
4.000%,10/1/37	305,750	305
4.000%, 9/1/45	327,443	319
4.000%,1/1/46	1,737,845	1,690
4.000%, 3/1/47	701,762	681

Structured Products (52.1%)	Shares / Par+	Value $ (000’s)
Mortgage Securities continued
4.000%, 4/1/47	176,715	171
4.000%, 10/1/47	201,533	195
4.000%, 12/1/48	907,230	879
4.102%, (US 30 Day Average SOFR plus 2.120%), 9/1/52	2,134,647	2,135
4.130%, (US 30 Day Average SOFR plus 2.134%), 10/1/52	5,251,728	5,253
4.146%, (US 30 Day Average SOFR plus 2.129%), 11/1/52	1,827,277	1,828
4.355%, (US 30 Day Average SOFR plus 2.162%), 1/1/55	2,285,951	2,302
4.359%, (US 30 Day Average SOFR plus 2.125%), 7/1/52	2,742,832	2,739
4.500%, 3/1/43	969,663	970
4.500%, 10/1/45	1,519,416	1,508
4.500%, 2/1/46	51,397	51
4.535%, (US 30 Day Average SOFR plus 2.330%), 4/1/53	7,866,887	7,830
4.600%, (US 30 Day Average SOFR plus 2.126%), 8/1/52	3,027,207	3,040
4.601%, (US 30 Day Average SOFR plus 2.123%), 8/1/52	2,330,898	2,329
4.637%, (US 30 Day Average SOFR plus 2.128%), 8/1/52	1,747,294	1,756
4.673%, (US 30 Day Average SOFR plus 2.297%), 4/1/53	9,377,194	9,476
4.866%, (US 30 Day Average SOFR plus 4.558%), 7/1/54	4,750,224	4,796
4.943%, (US 30 Day Average SOFR plus 2.160%), 4/1/55	1,870,250	1,889
4.967%, (US 30 Day Average SOFR plus 2.310%), 5/1/55	2,257,579	2,277
5.014%, (US 30 Day Average SOFR plus 2.050%), 8/1/55	788,346	797
5.053%, (US 30 Day Average SOFR plus 2.086%), 7/1/55	2,260,167	2,289
5.371%, (US 30 Day Average SOFR plus 2.060%), 5/1/55	2,243,061	2,277
5.402%, (US 30 Day Average SOFR plus 2.333%), 8/1/54	3,265,750	3,311
5.500%, 2/1/54	30,307,969	30,656
5.500%, 2/1/55	6,971,165	7,031
5.500%, 3/1/55	6,748,382	6,807
5.500%, 5/1/55	5,533,211	5,610
5.500%, 7/1/55	18,520,748	18,732
5.592%, (US 30 Day Average SOFR plus 2.060%), 8/1/55	2,272,529	2,300
5.598%, (US 30 Day Average SOFR plus 2.085%), 12/1/53	1,482,254	1,495
5.975%, (FTSE USD IBOR Consumer Cash Fallbacks Term 1 Year plus 1.604%), 3/1/50	2,009,783	2,091
6.000%, 12/1/53	1,320,048	1,370
6.000%, 6/1/54	1,987,892	2,075
6.000%, 7/1/54	2,193,739	2,292
6.000%, 9/1/54	5,377,646	5,610
6.000%, 10/1/54	975,220	1,019
6.000%, 4/1/55	16,087,400	16,486
6.000%, 5/1/55	9,904,035	10,175
6.500%, 12/1/53	1,384,172	1,468
6.500%, 9/1/54	2,341,646	2,473

Select Bond Portfolio

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
6.500%, 10/1/54	2,083,883	2,203
Federal National Mortgage Association, Series 2010-107, Class FB 4.881%, (US 30 Day Average SOFR plus 0.525%), 9/25/40	612,596	607
Federal National Mortgage Association, Series 2011-111, Class DB 4.000%, 11/25/41	1,312,623	1,275
Federal National Mortgage Association, Series 2011-117, Class AF 4.921%, (US 30 Day Average SOFR plus 0.565%), 11/25/41	549,247	544
Federal National Mortgage Association, Series 2011-117, Class FA 4.921%, (US 30 Day Average SOFR plus 0.565%), 11/25/41	1,270,225	1,258
Federal National Mortgage Association, Series 2011-127, Class FC 4.921%, (US 30 Day Average SOFR plus 0.565%), 12/25/41	586,243	580
Federal National Mortgage Association, Series 2011-142, Class EF 4.971%, (US 30 Day Average SOFR plus 0.615%), 1/25/42	657,260	652
Federal National Mortgage Association, Series 2011-55, Class FH 4.911%, (US 30 Day Average SOFR plus 0.555%), 6/25/41	448,434	445
Federal National Mortgage Association, Series 2012-106, Class FA 4.811%, (US 30 Day Average SOFR plus 0.455%), 10/25/42	521,485	515
Federal National Mortgage Association, Series 2012-12, Class FA 4.971%, (US 30 Day Average SOFR plus 0.615%), 2/25/42	579,720	575
Federal National Mortgage Association, Series 2012-151, Class NX 1.500%, 1/25/43	728,541	636
Federal National Mortgage Association, Series 2012-47, Class JF 4.971%, (US 30 Day Average SOFR plus 0.615%), 5/25/42	779,931	774
Federal National Mortgage Association, Series 2013-11, Class AP 1.500%, 1/25/43	1,969,971	1,811
Federal National Mortgage Association, Series 2013-43, Class BP 1.750%, 5/25/43	881,471	773
Federal National Mortgage Association, Series 2013-49, Class AP 1.750%, 5/25/43	712,570	620
Federal National Mortgage Association, Series 2014-25, Class EL 3.000%, 5/25/44	1,246,411	1,145
Federal National Mortgage Association, Series 2014-74, Class FC 4.871%, (US 30 Day Average SOFR plus 0.515%), 11/25/44	648,221	639

Structured Products (52.1%)	Shares/ Par+	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2015-32, Class FA 4.771%, (US 30 Day Average SOFR plus 0.415%), 5/25/45	1,183,021	1,153
Federal National Mortgage Association, Series 2015-48, Class FB 4.771%, (US 30 Day Average SOFR plus 0.415%), 7/25/45	1,406,380	1,372
Federal National Mortgage Association, Series 2015-72, Class GL 3.000%, 10/25/45	888,000	779
Federal National Mortgage Association, Series 2015-8, Class AP 2.000%, 3/25/45	2,154,799	1,941
Federal National Mortgage Association, Series 2015-84, Class PA 1.700%, 8/25/33	1,432,536	1,350
Federal National Mortgage Association, Series 2016-11, Class CF 4.821%, (US 30 Day Average SOFR plus 0.465%), 3/25/46	608,645	602
Federal National Mortgage Association, Series 2016-11, Class FG 4.821%, (US 30 Day Average SOFR plus 0.465%), 3/25/46	814,047	805
Federal National Mortgage Association, Series 2016-19, Class FD 4.871%, (US 30 Day Average SOFR plus 0.515%), 4/25/46	3,630,645	3,604
Federal National Mortgage Association, Series 2016-22, Class FA 4.871%, (US 30 Day Average SOFR plus 0.515%), 4/25/46	1,580,401	1,565
Federal National Mortgage Association, Series 2016-22, Class FG 4.871%, (US 30 Day Average SOFR plus 0.515%), 4/25/46	1,399,308	1,385
Federal National Mortgage Association, Series 2016-48, Class MA 2.000%, 6/25/38	2,524,797	2,364
Federal National Mortgage Association, Series 2016-57, Class PC 1.750%, 6/25/46	5,938,729	5,094
Federal National Mortgage Association, Series 2016-64, Class BC 1.750%, 9/25/46	1,443,206	1,350
Federal National Mortgage Association, Series 2016-64, Class PE 2.500%, 9/25/46	1,020,000	787
Federal National Mortgage Association, Series 2016-69, Class BF 4.871%, (US 30 Day Average SOFR plus 0.515%), 10/25/46	1,269,154	1,258
Federal National Mortgage Association, Series 2016-75, Class FE 4.871%, (US 30 Day Average SOFR plus 0.515%), 10/25/46	965,507	958
Federal National Mortgage Association, Series 2016-78, Class FA 4.871%, (US 30 Day Average SOFR plus 0.515%), 3/25/44	621,715	615

Select Bond Portfolio

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2016-79, Class FH 4.871%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	976,855	969
Federal National Mortgage Association, Series 2016-82, Class FE 4.871%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	2,144,770	2,128
Federal National Mortgage Association, Series 2016-82, Class FH 4.871%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	1,980,652	1,962
Federal National Mortgage Association, Series 2016-84, Class FB 4.871%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	953,088	944
Federal National Mortgage Association, Series 2016-86, Class FE 4.871%, (US 30 Day Average SOFR plus 0.515%), 11/25/46	2,474,156	2,449
Federal National Mortgage Association, Series 2016-88, Class CF 4.921%, (US 30 Day Average SOFR plus 0.565%), 12/25/46	1,669,403	1,656
Federal National Mortgage Association, Series 2016-91, Class AF 4.871%, (US 30 Day Average SOFR plus 0.515%), 12/25/46	871,739	866
Federal National Mortgage Association, Series 2017-11, Class FA 4.871%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	381,848	379
Federal National Mortgage Association, Series 2017- 113, Class FB 4.721%, (US 30 Day Average SOFR plus 0.365%), 1/25/48	383,131	378
Federal National Mortgage Association, Series 2017-12, Class FD 4.871%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	973,793	966
Federal National Mortgage Association, Series 2017-13, Class PA 3.000%, 8/25/46	939,786	882
Federal National Mortgage Association, Series 2017-23, Class FA 4.871%, (US 30 Day Average SOFR plus 0.515%), 4/25/47	1,095,969	1,086
Federal National Mortgage Association, Series 2017-24, Class PG 2.625%, 4/25/47	3,803,085	3,371
Federal National Mortgage Association, Series 2017-26, Class FA 4.821%, (US 30 Day Average SOFR plus 0.465%), 4/25/47	2,500,979	2,479
Federal National Mortgage Association, Series 2017-35, Class MC 2.625%, 12/25/44	756,510	735
Federal National Mortgage Association, Series 2017-82, Class FE 4.721%, (US 30 Day Average SOFR plus 0.365%), 10/25/47	878,434	871

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2017-9, Class BF 4.871%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	1,177,377	1,167
Federal National Mortgage Association, Series 2017-9, Class DF 4.871%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	850,396	843
Federal National Mortgage Association, Series 2017-9, Class EF 4.871%, (US 30 Day Average SOFR plus 0.515%), 3/25/47	433,172	430
Federal National Mortgage Association, Series 2017-96, Class FB 4.771%, (US 30 Day Average SOFR plus 0.415%), 12/25/47	1,508,682	1,486
Federal National Mortgage Association, Series 2018-1, Class FA 4.721%, (US 30 Day Average SOFR plus 0.365%), 2/25/48	493,120	487
Federal National Mortgage Association, Series 2018-14, Class KC 3.000%, 3/25/48	1,693,876	1,623
Federal National Mortgage Association, Series 2018-36, Class FD 4.721%, (US 30 Day Average SOFR plus 0.365%), 6/25/48	2,036,365	2,013
Federal National Mortgage Association, Series 2018-38, Class MA 3.300%, 6/25/48	1,774,961	1,703
Federal National Mortgage Association, Series 2018-45, Class TM 3.000%, 6/25/48	1,432,131	1,299
Federal National Mortgage Association, Series 2018-55, Class GA 3.375%, 8/25/48	1,359,031	1,307
Federal National Mortgage Association, Series 2018-64, Class A 3.000%, 9/25/48	1,279,231	1,152
Federal National Mortgage Association, Series 2018-85, Class EA 3.500%, 12/25/48	973,499	948
Federal National Mortgage Association, Series 2019-13, Class PE 3.000%, 3/25/49	852,500	784
Federal National Mortgage Association, Series 2019-15, Class FA 4.971%, (US 30 Day Average SOFR plus 0.615%), 4/25/49	706,973	691
Federal National Mortgage Association, Series 2019-25, Class PA 3.000%, 5/25/48	1,836,915	1,723
Federal National Mortgage Association, Series 2019-41, Class FG 4.971%, (US 30 Day Average SOFR plus 0.615%), 8/25/59	1,800,877	1,750
Federal National Mortgage Association, Series 2019-43, Class FC 4.871%, (US 30 Day Average SOFR plus 0.515%), 8/25/49	1,380,939	1,355

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Structured Products (52.1%)	Shares / Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2019-67, Class FB 4.921%, (US 30 Day Average SOFR plus 0.565%), 11/25/49	769,911	756
Federal National Mortgage Association, Series 2019-81, Class LH 3.000%, 12/25/49	1,015,198	925
Federal National Mortgage Association, Series 2020-48, Class AB 2.000%, 7/25/50	1,074,975	922
Federal National Mortgage Association, Series 2020-59, Class NC 3.000%, 8/25/40	1,549,849	1,432
Federal National Mortgage Association, Series 2021-27, Class EC 1.500%, 5/25/51	4,634,899	3,800
Federal National Mortgage Association, Series 2021-40, Class DW 2.000%, 6/25/41	346,443	310
Federal National Mortgage Association, Series 2021-42, Class AC 2.000%, 2/25/51	1,406,785	1,220
Federal National Mortgage Association, Series 2021-78, Class ND 1.500%, 11/25/51	2,589,812	2,126
Federal National Mortgage Association, Series 2021-91, Class AB 2.500%, 9/25/49	1,749,810	1,561
Federal National Mortgage Association, Series 2021-95, Class CP 1.500%, 8/25/51	808,379	694
Federal National Mortgage Association, Series 2022-3, Class N 2.000%, 10/25/47	4,888,251	4,377
Federal National Mortgage Association, Series 2022-62, Class KA 3.250%, 9/25/52	1,046,379	985
Federal National Mortgage Association, Series 2022-89, Class AY 3.000%, 2/25/48	2,263,000	1,982
Federal National Mortgage Association, Series 2023-14, Class EJ 2.750%, 4/25/49	1,673,986	1,571
Federal National Mortgage Association, Series 2023-37, Class FH
4.871%, (US 30 Day Average SOFR plus 0.515%), 1/25/50	2,882,837	2,833
Federal National Mortgage Association, Series 2023-38, Class FC 5.021%, (US 30 Day Average SOFR plus 0.665%), 6/25/40	2,173,739	2,167
Federal National Mortgage Association, Series 2023-38, Class FD 5.213%, (US 30 Day Average SOFR plus 0.865%), (AFC), 10/25/39	683,257	679
Federal National Mortgage Association, Series 2024-64, Class KY 3.000%, 12/25/43	1,086,000	936
Government National Mortgage Association 2.500%, 12/20/37	1,909,460	1,776
2.500%, 6/20/38	3,580,160	3,325

Structured Products (52.1%)	Shares / Par +	Value $ (000’s)
Mortgage Securities continued
2.500%, 7/20/50	10,330,310	8,757
3.000%, 6/20/43	1,925,843	1,730
3.000%, 8/20/43	583,872	525
3.000%, 11/15/47	5,507,161	5,042
3.000%, 10/20/50	4,684,830	4,172
4.000%, 8/20/52	22,610,001	21,473
5.500%, 8/20/55	27,020,048	27,263
6.000%, 1/20/53	7,255,270	7,487
6.000%, 7/20/55	9,237,693	9,402
Government National Mortgage Association, Series 2010-163, Class NC 4.000%, 12/20/40	1,375,109	1,361
Government National Mortgage Association, Series 2013- 152, Class HA 2.500%, 6/20/43	1,554,652	1,445
Government National Mortgage Association, Series 2014-133, Class BP 2.250%, 9/20/44	1,181,873	1,068
Government National Mortgage Association, Series 2014-149, Class KP 2.250%, 7/16/44	1,007,646	930
Government National Mortgage Association, Series 2014-181, Class L 3.000%, 12/20/44	1,110,369	1,011
Government National Mortgage Association, Series 2015-144, Class CA 2.500%, 10/20/45	1,681,289	1,494
Government National Mortgage Association, Series 2016-136, Class A 3.000%, 7/20/44	1,001,453	911
Government National Mortgage Association, Series 2016-93, Class AB 1.750%, 7/20/44	2,156,588	1,819
Government National Mortgage Association, Series 2016-99, Class TL 2.000%, 4/16/44	2,738,081	2,317
Government National Mortgage Association, Series 2017-139, Class GA 3.000%, 9/20/47	3,844,857	3,501
Government National Mortgage Association, Series 2017-167, Class BQ 2.500%, 8/20/44	909,825	859
Government National Mortgage Association, Series 2018-65, Class DC 3.500%, 5/20/48	1,482,000	1,382
Government National Mortgage Association, Series 2021-105, Class P 1.750%, 6/20/51	5,118,963	4,209
Government National Mortgage Association, Series 2021-107, Class DB 1.750%, 4/20/51	4,800,950	3,954
Government National Mortgage Association, Series 2021-135, Class A 2.000%, 8/20/51	1,186,290	990
Government National Mortgage Association, Series 2021-160, Class NE 2.000%, 9/20/51	9,131,056	7,805
Government National Mortgage Association, Series 2021-215, Class GA 2.000%, 12/20/51	7,932,685	6,935

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Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2021-225, Class YC 2.000%, 12/20/51	932,740	802
Government National Mortgage Association, Series 2021-24, Class BC 1.250%, 2/20/51	1,673,002	1,318
Government National Mortgage Association, Series 2021-27, Class BD 5.000%, 2/20/51	1,450,391	1,447
Government National Mortgage Association, Series 2021-27, Class CW 5.000%, 2/20/51	1,948,043	1,943
Government National Mortgage Association, Series 2021-27, Class NT 5.000%, 2/20/51	1,520,023	1,500
Government National Mortgage Association, Series 2021-27, Class Q 5.000%, 2/20/51	1,354,647	1,351
Government National Mortgage Association, Series 2021-8, Class CY 5.000%, 1/20/51	1,358,440	1,354
Government National Mortgage Association, Series 2021-89, Class LK 2.000%, 5/20/51	2,848,453	2,374
Government National Mortgage Association, Series 2022-107, Class C 2.500%, 6/20/51	6,217,441	5,217
Government National Mortgage Association, Series 2022-138, Class PT 2.500%, 10/20/51	7,515,397	6,298
Government National Mortgage Association, Series 2022-153, Class KA 4.000%, 12/20/49	1,540,581	1,520
Government National Mortgage Association, Series 2022-197, Class LF 5.089%, (US 30 Day Average SOFR plus 0.700%), 11/20/52	5,932,327	5,903
Government National Mortgage Association, Series 2022-205, Class A 2.000%, 9/20/51	2,316,515	1,889
Government National Mortgage Association, Series 2022-24, Class AH 2.500%, 2/20/52	510,796	441
Government National Mortgage Association, Series 2022-31, Class GH 2.500%, 12/20/49	3,793,567	3,430
Government National Mortgage Association, Series 2022-34, Class DN 3.500%, 9/20/41	3,075,448	2,955
Government National Mortgage Association, Series 2022-46, Class LY 3.000%, 3/20/52	716,000	597
Government National Mortgage Association, Series 2022-5, Class BA 2.000%, 10/20/49	6,061,869	5,296
Government National Mortgage Association, Series 2022-50, Class CA 3.000%, 3/20/52	5,475,725	4,956
Government National Mortgage Association, Series 2022-66, Class CG 3.500%, 4/20/52	3,328,756	3,182

Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2022-78, Class HW 2.500%, 4/20/52	1,247,000	997
Government National Mortgage Association, Series 2022-84, Class A 2.500%, 1/20/52	11,735,428	9,826
Government National Mortgage Association, Series 2022-9, Class GA 2.000%, 1/20/52	1,385,322	1,156
Government National Mortgage Association, Series 2023-81, Class YJ 3.500%, 6/20/53	7,319,000	6,411
Government National Mortgage Association, Series 2024- 110, Class JC 3.000%, 9/20/47	9,077,040	8,648
Government National Mortgage Association, Series 2024-110, Class JL 3.000%, 10/20/49	1,918,000	1,659
Government National Mortgage Association, Series 2024-184, Class GC 3.500%, 10/20/51	7,527,192	7,252
Government National Mortgage Association, Series 2024-45, Class BD 2.000%, 3/20/54	1,246,261	1,149
Government National Mortgage Association, Series 2025-1, Class GC 3.500%, 10/20/51	23,510,222	22,649
Government National Mortgage Association, Series 2025-7, Class EL 2.500%, 1/20/55	828,000	594
GS Mortgage Securities Trust, Series 2020- GSA2, Class A4 1.721%, 12/12/53	3,499,000	3,129
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3 3.392%, 12/15/49	490,000	485
MFRA Trust, Series 2021-NQM2, Class A1 1.029%, (AFC), 11/25/64 144A	641,562	568
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class A3 5.635%, 3/15/58	638,000	667
Morgan Stanley Capital I Trust, Series 2020- HR8, Class A3 1.790%, 7/15/53	1,277,930	1,141
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1 2.492%, (AFC), 9/25/59 144A	244,571	235
Starwood Mortgage Residential Trust, Series 2020-3, Class A1 1.486%, (AFC), 4/25/65 144A	286,934	280
Starwood Mortgage Residential Trust, Series 2020- INV1, Class A1 1.027%, (AFC), 11/25/55 144A	255,080	243
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	1,472,241	1,311
Starwood Residential Mortgage Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	440,668	414

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Structured Products (52.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A 5.593%, (US SOFR 1 Month plus 1.443%), 3/15/42 144A	2,307,000	2,295
Uniform Mortgage Backed Security TBA 5.500%, 10/15/54	7,200,000	7,259
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	633,896	570
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	1,260,817	1,127
Verus Securitization Trust, Series 2021-3, Class A1 1.046%, (AFC), 6/25/66 144A	1,139,525	1,002
Verus Securitization Trust, Series 2021-4, Class A1 0.938%, (AFC), 7/25/66 144A	1,464,848	1,245
Verus Securitization Trust, Series 2021-5, Class A1 1.013%, (AFC), 9/25/66 144A	1,602,837	1,396
Verus Securitization Trust, Series 2021-7, Class A1 1.829%, (AFC), 10/25/66 144A ∑	844,337	771
Verus Securitization Trust, Series 2021-8, Class A1 1.824%, (AFC), 11/25/66 144A	1,518,923	1,406
Verus Securitization Trust, Series 2021-R1, Class A1 0.820%, (AFC), 10/25/63 144A	306,044	294
Verus Securitization Trust, Series 2021-R3, Class A1 1.020%, (AFC), 5/25/64 144A	520,326	496
Wells Fargo Commercial Mortgage Trust, Series 2025- C64, Class A5 5.645%, 2/15/58	459,000	486

Total		1,249,901

Total Structured Products (Cost: $ 1,485,071)		1,485,527

Total Investments (99.4%) (Cost: $ 2,830,090)@		2,834,299

Other Assets, Less Liabilities (0.6%)		17,794

Net Assets (100.0%)		2,852,093

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025 the value of these securities (in thousands) was $265,583 representing 9.3% of the net assets.

α	Rate shown is the rate as of the period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future.
∑	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,830,090 and the net unrealized appreciation of investments based on that cost was $4,209 which is comprised of $36,502 aggregate gross unrealized appreciation and $32,293 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

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The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$740,507	$—
Governments	—	604,256	—
Municipal Bonds	—	4,009	—
Structured Products	—	1,485,527	—
Total Assets:	$—	$2,834,299	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand